EDGAR

March 2, 2001


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Filing Pursuant to Rule 497(j)
         John Hancock Series Trust
          John Hancock Multi Cap Growth Fund
          John Hancock Focused Relative Value Fund
          John Hancock Real Estate Fund
          John Hancock Small Cap Growth Fund
          John Hancock Technology Fund
          John Hancock 500 Index Fund

         File Nos. 2-75807; 811-3392  (0000357238)

       CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectuses and Statements of Additional Information dated March 1, 2001 for the above-captioned registrant that would have been filed under paragraph (b) or
(c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                            Sincerely,


                                            /s/Joan O'Neill
                                            ---------------
                                            Joan O'Neill


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